CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 1,850,100	$ 2,406,136
Other comprehensive income (loss):
Net unrealized holding gains on securities available for sale arising during period, net of tax of $154,269 and $70,974, respectively	455,491	209,557
Reclassification adjustment for gains on sale of securities realized in net income, net of tax of $0 and $141,149, respectively		(417,601)
Other comprehensive income (loss)	455,491	(208,044)
Comprehensive income	$ 2,305,591	$ 2,198,092